Label	Element	Value
First Investors Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fiif_SupplementTextBlock
SUPPLEMENT DATED MAY 2, 2016

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS

DATED JANUARY 31, 2016

1.
In “The Funds Summary Section” for the Strategic Income Fund, under the heading “Principal Investment Strategies”, the sixth sentence in the second paragraph is deleted in its entirety and replaced with the following:

The equity-related Underlying Funds are currently composed of the First Investors Equity Income Fund, which primarily invests in dividend-paying stocks of any size company, the First Investors Real Estate Fund, which primarily invests in securities issued by real estate investment trusts (“REITs”), and the First Investors Covered Call Strategy Fund, which invests in a portfolio of equity securities and writes (sells) call options on those securities (“Underlying Equity Funds”).

2.
In “The Funds Summary Section” for the Strategic Income Fund, under the heading “Principal Investment Strategies”, the third sentence in the third paragraph is deleted in its entirety and replaced with the following:

The Fund anticipates that it will invest a significant portion of its net assets in the First Investors Limited Duration High Quality Bond Fund, First Investors Investment Grade Fund, First Investors Fund For Income, First Investors Floating Rate Fund, First Investors Government Fund and First Investors International Opportunities Bond Fund and, to a lesser degree, in the First Investors Cash Management Fund, First Investors Tax Exempt Income Fund, First Investors Tax Exempt Opportunities Fund, First Investors Equity Income Fund, First Investors Real Estate Fund and First Investors Covered Call Strategy Fund.

3.	In “The Funds Summary Section” for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, the following risks are added:

American Depositary Receipts Risk.  ADRs may involve many of the same risks as direct investments in foreign securities, including currency exchange fluctuations, less liquidity and more volatility, governmental regulations, and the potential for political and economic instability.

Call Options Risk.  Writing call options to generate income and to potentially hedge against market declines involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used.  An Underlying Fund that writes call options will give up the opportunity to benefit from potential increases in the value of the asset above the strike price, but will bear the risk of declines in the value of the asset. Writing call options may expose an Underlying Fund to significant additional costs.  Derivatives may be difficult to sell, unwind or value.

Exchange-Traded Funds Risk.  The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, an Underlying Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Underlying Fund’s, and thereby the Fund’s, expenses may be higher and performance may be lower.

Tax Risk.  Writing call options may significantly reduce or eliminate the amount of dividends that generally are taxable to non-corporate shareholders at a lower rate.  Covered calls also are subject to federal tax rules that: (1) limit the allowance of certain losses or deductions by an Underlying Fund; (2) convert an Underlying Fund’s long-term capital gains into higher taxed short-term capital gains or ordinary income; (3) convert an Underlying Fund’s ordinary losses or deductions to capital losses, the deductibility of which are more limited; and/or (4) cause an Underlying Fund to recognize income or gains without a corresponding receipt of cash.

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Please retain this Supplement for future reference.

IEP0516

Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Strategic Income Fund